Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 447	$ 447	$ 1,299	$ 1,250
Outside book-over-tax basis difference in its foreign subsidiaries	85,000
United States Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	274,400
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 153,100